Consolidated Statements of Comprehensive Income - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 688,000,000	$ 733,000,000
Items that may subsequently be reclassified to income:
Change in unrealized fair value of derivatives designated as cash flow hedges	(4,000,000)	2,000,000
Adjustment for hedged items recognized in the period	(2,000,000)	(2,000,000)
Share of other comprehensive income of associates	0	(13,000,000)
Reclassification of accumulated gain to income related to the sale of an associate	0	(3,000,000)
Total other comprehensive income that will be reclassified to profit or loss, net of tax	(6,000,000)	(16,000,000)
Items that will not be subsequently reclassified to income:
Remeasurements on employee benefit plans	1,000,000	(39,000,000)
Total other comprehensive income	(5,000,000)	(55,000,000)
Comprehensive income	683,000,000	678,000,000
Comprehensive income attributable to:
Equity shareholders	683,000,000	676,000,000
Non-controlling interests	0	2,000,000
Comprehensive income	$ 683,000,000	$ 678,000,000